Quarterly Report
January 31, 2025
MFS®  Intermediate
Income Trust
MIN-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.0%
Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	$1,486,000	$1,481,565
Asset-Backed & Securitized – 8.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.004%, 11/15/2054 (i)	$10,296,168	$425,499
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.915% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,087,000	1,086,347
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.203% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	534,867	535,057
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	537,159	538,766
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	77,965	78,013
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.2% (SOFR - 1mo. + 0.6%), 2/18/2028	818,071	818,741
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	1,519,461	1,510,800
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.82% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,112,500	1,113,301
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.023% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,522,500	1,519,861
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	207,022	209,116
BDS 2021-FL9 Ltd., “A”, FLR, 5.483% ((SOFR - 1mo. + 0.11448%) + 1.07%), 11/16/2038 (n)	285,462	284,641
BDS Ltd., 2024-FL13, “A”, FLR, 5.874% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	305,500	307,054
Brazos Securitization LLC, 5.014%, 9/01/2031 (n)	655,490	654,299
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	331,111	331,667
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 5.62% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	61,353	60,392
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.9% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	774,500	761,215
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	410,644	417,432
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.715% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,000,000	1,911,139
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	355,435	354,952
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	214,765	217,670
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,612,171
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	108,024	108,332
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	188,000	188,088
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	236,027	237,339
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	252,866	255,675
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	658,107	660,657
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.07% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	1,500,000	1,500,107
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	543,898	539,390
Neuberger Berman CLO Ltd., 2023-53A, “BR”, FLR, 6.248% (SOFR - 3mo. + 1.7%), 10/24/2037 (n)	758,092	763,399
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	273,695	274,541
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	82,851	83,240
OBX Trust, 2024-NQM12, “A1”, 5.475%, 7/25/2064 (n)	389,671	388,714
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	1,261,533	1,264,905
PFP III 2024-11 Ltd., “11A”, FLR, 6.13% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	903,912	905,581
PFS Financing Corp., 2024-A, “A”, FLR, 5.256% (SOFR - 1mo. + 0.85%), 1/15/2028 (n)	1,700,000	1,706,371
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	487,363	484,110
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.625% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	247,658	247,587
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.925% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	199,500	199,639
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	99,226	99,350
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	169,794	170,003
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	737,146	737,463
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	205,992	206,232
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 8/25/2069 (n)	268,565	267,370
Westlake Automobile Receivables Trust, 2024-1A, “A2B”, FLR, 4.966% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	389,681	389,841
		$26,426,067
Automotive – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$958,000	$966,806
Hyundai Capital America, 1.65%, 9/17/2026 (n)	1,000,000	949,876
LKQ Corp., 5.75%, 6/15/2028	862,000	877,808
LKQ Corp., 6.25%, 6/15/2033	1,176,000	1,209,160
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	762,000	713,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$532,000	$443,124
		$5,160,531
Broadcasting – 0.4%
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	$1,274,000	$1,124,950
Brokerage & Asset Managers – 2.7%
Brookfield Finance, Inc., 2.724%, 4/15/2031	$2,844,000	$2,487,471
Charles Schwab Corp., 5.875%, 8/24/2026	425,000	432,772
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,535,000	1,572,645
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	684,863
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	1,769,237
LPL Holdings, Inc., 6.75%, 11/17/2028	1,437,000	1,515,585
		$8,462,573
Building – 0.5%
Allegion US Holding Co., Inc., 5.6%, 5/29/2034	$1,713,000	$1,713,008
Business Services – 0.9%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$1,499,000	$1,328,893
Verisk Analytics, Inc., 4.125%, 3/15/2029	716,000	694,930
Verisk Analytics, Inc., 5.75%, 4/01/2033	850,000	877,121
		$2,900,944
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$312,000	$311,810
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	372,000	379,230
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,559,000	1,580,704
		$2,271,744
Conglomerates – 1.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$1,216,000	$1,211,198
Regal Rexnord Corp., 6.05%, 4/15/2028	1,533,000	1,563,295
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	1,760,000	1,746,453
		$4,520,946
Consumer Products – 0.3%
Haleon US Capital LLC, 3.375%, 3/24/2029	$860,000	$811,211
Consumer Services – 1.0%
Booking Holdings, Inc., 3.55%, 3/15/2028	$2,737,000	$2,652,683
Conservation Fund, 3.474%, 12/15/2029	563,000	512,987
		$3,165,670
Containers – 0.6%
Berry Global, Inc., 1.65%, 1/15/2027	$1,542,000	$1,449,457
Berry Global, Inc., 5.5%, 4/15/2028	325,000	328,375
		$1,777,832
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,049,000	$1,014,951
Electronics – 0.5%
Broadcom, Inc., 4.55%, 2/15/2032	$1,671,000	$1,609,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.7%
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	$1,000,000	$995,133
Qatar Petroleum, 2.25%, 7/12/2031 (n)	1,635,000	1,381,238
		$2,376,371
Energy - Independent – 0.6%
Occidental Petroleum Corp., 5.55%, 10/01/2034	$375,000	$364,763
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,750,000	1,497,055
		$1,861,818
Energy - Integrated – 0.4%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$1,252,000	$1,214,872
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$332,000	$291,215
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	562,656
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	869,000	809,177
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,336,000	2,177,655
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	789,000	791,717
		$4,632,420
Food & Beverages – 2.5%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,356,000	$1,356,107
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,299,328
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,451,000	1,336,497
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,931,000	1,803,791
		$7,795,723
Gaming & Lodging – 1.6%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$2,813,288
Marriott International, Inc., 2.85%, 4/15/2031	802,000	705,208
Marriott International, Inc., 2.75%, 10/15/2033	1,750,000	1,437,505
		$4,956,001
Industrial – 0.4%
Howard University, Washington D.C., AGM, 2.757%, 10/01/2027	$1,250,000	$1,171,835
Insurance – 1.5%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$525,906
Corebridge Financial, Inc., 3.85%, 4/05/2029	2,500,000	2,384,487
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,000,000	1,838,202
		$4,748,595
Insurance - Health – 0.9%
Elevance Health, Inc., 4.95%, 11/01/2031	$1,905,000	$1,880,320
Humana, Inc., 3.7%, 3/23/2029	867,000	822,486
		$2,702,806
Insurance - Property & Casualty – 0.5%
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	$1,626,000	$1,746,539
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,181,000	$1,216,286
Machinery & Tools – 1.1%
AGCO Corp., 5.8%, 3/21/2034	$529,000	$531,049
CNH Industrial N.V., 3.85%, 11/15/2027	3,066,000	2,990,070
		$3,521,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 11.3%
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$2,224,000	$2,128,199
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	1,823,000	1,550,873
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,435,000	1,370,083
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,723,000	1,645,815
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	1,677,000	1,855,926
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	457,000	435,751
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	156,254
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,497,353
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	894,000	866,443
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	1,142,000	1,182,795
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	2,500,000	2,492,382
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	357,000	359,075
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	2,250,000	1,947,250
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,546,000	2,541,389
Mizuho Financial Group, 5.754%, 5/27/2034	2,000,000	2,040,455
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,367,192
Morgan Stanley, 3.625%, 1/20/2027	824,000	810,236
Morgan Stanley, 3.95%, 4/23/2027	290,000	285,065
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	977,000	932,014
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	1,750,000	1,769,329
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,403,148
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,088,000	2,053,733
		$35,690,760
Medical & Health Technology & Services – 0.7%
IQVIA, Inc., 5.7%, 5/15/2028	$472,000	$479,275
IQVIA, Inc., 6.25%, 2/01/2029	353,000	365,311
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,250,000	1,237,339
		$2,081,925
Metals & Mining – 1.9%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,547,000	$1,537,484
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	744,000	682,976
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	870,000	759,682
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,146,911
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,838,547
		$5,965,600
Midstream – 1.8%
Enbridge, Inc., 3.125%, 11/15/2029	$1,506,000	$1,383,381
MPLX LP, 4%, 3/15/2028	1,395,000	1,357,633
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,406,818
Targa Resources Corp., 4.2%, 2/01/2033	357,000	325,616
Targa Resources Corp., 6.125%, 3/15/2033	577,000	596,203
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	499,000	509,855
		$5,579,506
Mortgage-Backed – 2.5%
Fannie Mae, 6.5%, 11/01/2031	$203,806	$209,092
Fannie Mae, 5.251%, 12/25/2053	954,157	952,088
Freddie Mac, 2.57%, 7/25/2026	3,375,000	3,292,562
Freddie Mac, 0.443%, 5/25/2029 (i)	6,835,516	124,542
Freddie Mac, 1.005%, 7/25/2029 (i)	4,920,901	165,191
Freddie Mac, 4.25%, 11/25/2029	452,111	443,748
Freddie Mac, 0.354%, 2/25/2031 (i)	6,786,456	152,743
Freddie Mac, 0.265%, 5/25/2033 (i)	6,200,000	134,438
Freddie Mac, 0.176%, 10/25/2033 (i)	11,614,030	201,382
Freddie Mac, 6%, 8/01/2034	3,442	3,541
Freddie Mac, 0.905%, 9/25/2034 (i)	1,558,346	112,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.17%, 9/25/2052	$806,808	$787,591
Freddie Mac, 5.285%, 10/25/2054	1,256,291	1,255,368
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	170,949	177,945
		$8,012,340
Municipals – 4.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$945,000	$940,334
Gainesville, TX, Hospital District, Taxable, “A”, 5.711%, 8/15/2033	2,330,000	2,333,609
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	540,000	499,382
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	110,000	93,272
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	1,600,000	1,459,242
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “N”, 6.069%, 7/01/2033	1,750,000	1,832,069
Michigan Finance Authority Hospital Refunding Rev., Taxable (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,167,443
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	14,541	14,177
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “2”, 2.348%, 12/01/2040	45,000	42,773
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	3,635,000	2,747,843
University of California, General Rev., Taxable, “BG”, 1.614%, 5/15/2030	2,010,000	1,720,150
		$13,850,294
Other Banks & Diversified Financials – 1.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$352,000	$368,915
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	637,000	647,046
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,784,000	1,726,175
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	819,000	859,676
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	789,000	797,913
		$4,399,725
Pharmaceuticals – 0.6%
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)	$2,000,000	$2,066,642
Real Estate - Retail – 2.7%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,221,248
NNN REIT, Inc., 5.6%, 10/15/2033	675,000	680,553
Realty Income Corp., REIT, 3.4%, 1/15/2028	2,875,000	2,771,259
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	2,812,900
		$8,485,960
Specialty Stores – 1.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$2,631,000	$2,309,441
Ross Stores, Inc., 4.8%, 4/15/2030	2,358,000	2,314,910
		$4,624,351
Telecommunications - Wireless – 1.8%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$947,000	$919,096
Crown Castle, Inc., REIT, 2.25%, 1/15/2031	1,000,000	845,903
Rogers Communications, Inc., 3.2%, 3/15/2027	1,739,000	1,682,594
T-Mobile USA, Inc., 3.875%, 4/15/2030	2,500,000	2,363,156
		$5,810,749
Tobacco – 1.2%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$1,995,295
Philip Morris International, Inc., 5.75%, 11/17/2032	1,773,000	1,828,303
		$3,823,598
Transportation - Services – 2.4%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$1,685,000	$1,714,756
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	653,000	662,672
GXO Logistics, Inc., 6.25%, 5/06/2029	625,000	642,448

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	$648,000	$653,623
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	911,000	918,348
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	480,000	448,131
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,525,000	1,332,916
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	1,392,000	983,549
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	480,000	297,738
		$7,654,181
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.36%, 11/01/2025	$12,057	$12,010
Small Business Administration, 5.39%, 12/01/2025	8,512	8,503
		$20,513
U.S. Treasury Obligations – 27.1%
U.S. Treasury Notes, 2%, 2/15/2025 (f)	$9,900,000	$9,898,197
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,161,575
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	5,006,770
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	6,018,254
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	7,402,158
U.S. Treasury Notes, 1.875%, 2/28/2027	10,066,500	9,602,497
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	3,912,637
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	5,952,832
U.S. Treasury Notes, 3.75%, 8/15/2027	11,885,000	11,749,901
U.S. Treasury Notes, 0.375%, 9/30/2027	5,672,000	5,128,507
U.S. Treasury Notes, 1.75%, 11/15/2029	4,500,000	4,010,449
U.S. Treasury Notes, 1.5%, 2/15/2030	5,043,500	4,401,242
U.S. Treasury Notes, 4.625%, 4/30/2031	1,626,000	1,643,721
U.S. Treasury Notes, 1.875%, 2/15/2032	2,705,500	2,287,521
U.S. Treasury Notes, 4.125%, 11/15/2032	3,400,000	3,324,961
		$85,501,222
Utilities - Electric Power – 3.8%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$364,000	$365,823
Enel Americas S.A., 4%, 10/25/2026	252,000	248,440
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	895,000	908,215
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,761,589
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	2,696,482
Liberty Utilities Finance Co., 2.05%, 9/15/2030 (n)	3,000,000	2,531,469
Pacific Gas & Electric Co., 5.45%, 6/15/2027	401,000	400,733
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	880,169
Pacific Gas & Electric Co., 6.1%, 1/15/2029	326,000	330,655
Southern California Edison Co., 6.65%, 4/01/2029	816,000	827,440
		$11,951,015
Total Bonds		$305,904,623
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.41% (v)	8,727,672	$8,729,418

Other Assets, Less Liabilities – 0.2%		525,068
Net Assets – 100.0%		$315,159,109
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,729,418 and $305,904,623, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $78,229,554, representing 24.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	264	$54,285,000	March – 2025	$89,399
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	66	$7,183,688	March – 2025	$(54,384)
U.S. Treasury Note 5 yr	Long	USD	394	41,917,906	March – 2025	(176,068)
U.S. Treasury Ultra Note 10 yr	Short	USD	28	3,118,500	March – 2025	(36,340)
						$(266,792)
At January 31, 2025, the fund had liquid securities with an aggregate value of $979,824 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$85,521,735	$—	$85,521,735
Non - U.S. Sovereign Debt	—	3,592,657	—	3,592,657
Municipal Bonds	—	13,850,294	—	13,850,294
U.S. Corporate Bonds	—	118,929,685	—	118,929,685
Residential Mortgage-Backed Securities	—	13,769,105	—	13,769,105
Commercial Mortgage-Backed Securities	—	7,583,540	—	7,583,540
Asset-Backed Securities (including CDOs)	—	13,085,762	—	13,085,762
Foreign Bonds	—	49,571,845	—	49,571,845
Investment Companies	8,729,418	—	—	8,729,418
Total	$8,729,418	$305,904,623	$—	$314,634,041
Other Financial Instruments
Futures Contracts – Assets	$89,399	$—	$—	$89,399
Futures Contracts – Liabilities	(266,792)	—	—	(266,792)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,831,354	$11,413,601	$11,516,417	$103	$777	$8,729,418
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$118,629	$—